RELATED PARTY BALANCES AND TRANSACTIONS (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012		Dec. 31, 2011
Accounts Payable, Related Parties	$ 16,808		$ 0
Ruituo [Member]
Accounts Payable, Related Parties	$ 16,808	[1]	$ 0	[1]

[1]	Entity controlled by Mr. Li’s brother.